Stockholders’ equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock repurchased during period	1,005,018	49,279	48,873
Authorized amount for repuchase of common stock		$ 190	$ 119
Common stock repurchased removed during the period	0	0	0
Preferred stock authorized	$ 100
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Dividend	$ 0	$ 0	$ 0
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued	0	0